Contingent Payments - Additional Information (Detail) - Sunrise Oil Sands Partnership $ in Millions	9 Months Ended
	Sep. 30, 2023 CAD ($)	Aug. 31, 2022 CAD ($) $ / bbl
Disclosure of contingent liabilities in business combination [line items]
Contingent consideration maximum payment	$ 301.0	$ 600.0
Contingent consideration, price per barrel (in dollars per barrel) | $ / bbl		52.00
Contingent consideration, quarterly payment		$ 2.8
Liabilities Settled or Payable	207.0
Major business combination
Disclosure of contingent liabilities in business combination [line items]
Liabilities Settled or Payable	$ 207.0
Maximum
Disclosure of contingent liabilities in business combination [line items]
Contingent consideration, price per barrel (in dollars per barrel) | $ / bbl		53.00